Retirement and Severance Benefits (Schedule of Fair Value of Pension Plan Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011		Mar. 31, 2010
Cash and cash equivalents	¥ 53,608		¥ 64,617
Life insurance company general accounts	198,010		198,049
Other	151,195	[1]	129,722	[1]
Total	1,746,518		1,775,007
Percentage of investments, equity securities	40.00%
Japanese Companies [Member]
Equity securities	86,831		116,053
Percentage of investments, equity securities	60.00%
Japanese Companies [Member] | Level 1 [Member]
Equity securities	86,831		116,053
Foreign Companies [Member]
Equity securities	115,530		84,218
Percentage of investments, equity securities	40.00%
Foreign Companies [Member] | Level 1 [Member]
Equity securities	113,294		84,218
Foreign Companies [Member] | Level 2 [Member]
Equity securities	2,236
Government and Municipal Bonds [Member]
Debt securities	177,679		204,898
Government and Municipal Bonds [Member] | Level 1 [Member]
Debt securities	177,679		204,898
Corporate Bonds[Member]
Debt securities	45,019		41,113
Corporate Bonds[Member] | Level 2 [Member]
Debt securities	45,019		41,113
Commingled Funds [Member]
Equity securities	444,630	[2]	485,091	[2]
Debt securities	474,016	[3]	451,246	[3]
Commingled Funds [Member] | Level 1 [Member]
Equity securities	71	[2]
Commingled Funds [Member] | Level 2 [Member]
Equity securities	444,559	[2]	485,091	[2]
Debt securities	474,016	[3]	451,246	[3]
Level 1 [Member]
Cash and cash equivalents	42,417		44,336
Total	420,292		449,505
Level 2 [Member]
Cash and cash equivalents	11,191		20,281
Life insurance company general accounts	198,010		198,049
Other	130,181	[1]	114,610	[1]
Total	1,305,212		1,310,390
Level 3 [Member]
Other	21,014	[1]	15,112	[1]
Total	¥ 21,014		¥ 15,112

[1]	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.
[2]	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
[3]	Primarily invests in Japanese government bonds and foreign government bonds.